4. LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 4. LONG-TERM INVESTMENTS

4.           LONG-TERM INVESTMENTS

Equity Method Investment

The Company has a 20% interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (formerly Ivanhoe Mines Ltd.) (“Turquoise Hill”) and 34% by the Government of Mongolia (Note 6). The Company’s share of the loss of the joint venture is $1,012,156 for the year ended December 31, 2012 (December 31, 2011 - $2,397,085) plus accrued interest expense of $229,359 for the year ended December 31, 2012 (December 31, 2011 - $151,952).

Asset Backed Commercial Paper

During the year ended December 31, 2011, the Company sold its asset backed notes (“AB Notes”) with a face value of C$4,007,068, and an expected maturity date of December 20, 2016, for gross cash proceeds of $2,560,687. The Company had designated the notes as available for sale and the notes were recorded at fair value using a discounted cash flow approach. The Company recorded a gain on sale of investments of $1,178,254 for the year ended December 31, 2011.

 Australia Listed Equity Securities

During the year ended December 31, 2011, the Company sold its Australian listed securities for gross cash proceeds of $3,174,208. The Company recorded a gain on sale of investments of $2,148,021 for the year ended December 31, 2011.